SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable and prepaid expenses	$ (47)	$ (604)
Inventory	(9,177)	(10,846)
Value added taxes recoverable	(8,044)
Trade and other payables	3,378	3,335
Accrued liabilities	(1,891)	1,470
Changes in non-cash working capital	$ (15,781)	$ (6,645)